ORDINARY SHARES	12 Months Ended
Dec. 31, 2017
ORDINARY SHARES [Abstract]
ORDINARY SHARES
17.	ORDINARY SHARES

Under a series of share repurchase programs approved by the Company's board of directors on September 29, 2011, December 26, 2012, June 28, 2013 and June 28, 2014, during the years ended December 31, 2015, 2016 and 2017, the Company repurchased 10,912,110, nil and nil ordinary shares for total considerations of $10,292, $ nil and $nil, respectively.